ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Dilutive securities excluded	3,177,945	1,529,908
Computer equipment and software | Minimum
Estimated useful life	3 years
Computer equipment and software | Maximum
Estimated useful life	5 years
Office equipment | Minimum
Estimated useful life	3 years
Office equipment | Maximum
Estimated useful life	5 years
Buildings and improvements | Minimum
Estimated useful life	3 years
Buildings and improvements | Maximum
Estimated useful life	5 years
Leasehold Improvements | Minimum
Estimated useful life	3 years
Leasehold Improvements | Maximum
Estimated useful life	5 years
Machinery and equipment | Minimum
Estimated useful life	3 years
Machinery and equipment | Maximum
Estimated useful life	5 years